RISK MANAGEMENT - Liquidity risk - Amount of IRL ratio (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Banco de Bogota S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	$ 10,954	$ 9,811
Banco de Bogota S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	2,929	2,569
Banco de Occidente S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	5,028	5,610
Banco de Occidente S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	1,814	1,816
Banco Popular S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	3,581	4,642
Banco Popular S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	894	1,526
Banco Comercial AV Villas S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	1,665	2,028
Banco Comercial AV Villas S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	688	993
Corporacion Financiera Colombiana S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	903	1,207
Corporacion Financiera Colombiana S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	561	661
Aval Fiduciaria S.A | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	11	14
Aval Fiduciaria S.A | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	(18)	1
Aval Casa de Bolsa S.A | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	$ 20	$ 27